Fair Value Measurement - Nonrecurring (Details) - Fair Value, Measurements, Nonrecurring [Member] - USD ($) $ in Millions	1 Months Ended		3 Months Ended
	Nov. 30, 2019	May 31, 2019	Dec. 31, 2019	Mar. 31, 2019	Sep. 30, 2018	Mar. 31, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value- Net PP&E (held for sale)	$ 194		$ 166
Before-Tax Loss - Net PP&E (held for sale)	351		28
Fair Value - Cost and Equity Method Investments		$ 30		$ 171	$ 201	$ 250
Before-Tax Loss - Cost and Equity method investments		95		60	43	44
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value- Net PP&E (held for sale)	194		166
Fair Value - Cost and Equity Method Investments		0		171	201	0
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value- Net PP&E (held for sale)	0		0
Fair Value - Cost and Equity Method Investments		30		0	0	0
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value- Net PP&E (held for sale)	$ 0		$ 0
Fair Value - Cost and Equity Method Investments		$ 0		$ 0	$ 0	$ 250